Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GPS Funds II
Entity Central Index Key	0001504079
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Absolute Return Allocation Fund
Class Name	Service Shares
Trading Symbol	GPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred following the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$36	0.71%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 114,543,174
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$114,543,174
Number of Holdings	26
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
DoubleLine Total Return Bond Fund	9.9%
Vanguard Mortgage-Backed Securities ETF	9.0%
BlackRock Low Duration Bond Portfolio	8.1%
DoubleLine Low Duration Bond Fund	8.1%
iShares 3-7 Year Treasury Bond ETF	5.2%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard High-Yield Corporate Fund	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
BlackRock Strategic Income Opportunities Portfolio	4.6%
DoubleLine Flexible Income Fund	4.6%

Industry	(%)
Domestic Fixed Income Funds	84.7%
Opportunistic Fixed Income Funds	4.6%
Alternative Funds	2.5%
Emerging Markets Fixed Income Funds	2.5%
Domestic Equity	2.5%
International Fixed Income Funds	2.0%
Cash & Other	1.2%
[2],[3]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund filed an amendment to its registration statement (the “Amendment”) to implement material strategy changes after the reporting period. As disclosed in the Amendment, the Fund plans to reposition its portfolio to place a materially greater emphasis on alternatives, including unlisted interval funds, and expects to turnover most of its current positioning in fixed income funds.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$33	0.64%
[4]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 575,352,151
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$575,352,151
Number of Holdings	44
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	7.6%
Vanguard S&P 500 ETF	6.0%
WisdomTree Floating Rate Treasury Fund	5.4%
iShares 7-10 Year Treasury Bond ETF	4.4%
American Funds - Capital Income Builder, Inc.	3.7%
iShares Core Aggressive Allocation ETF	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%
American Funds - The Bond Fund of America	3.7%
American Funds - The Income Fund of America	3.7%

Industry	(%)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	23.8%
Hybrid Funds	14.3%
International Equity Funds	7.5%
Emerging Markets Fixed Income Funds	2.1%
Emerging Market Equity Funds	1.9%
Alternative Funds	1.6%
Real Estate Funds	1.1%
International Fixed Income Funds	0.4%
Cash & Other	0.8%
[5],[6]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Income Fund
Class Name	GuidePath Conservative Income Fund
Trading Symbol	GPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Conservative Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$33	0.65%
[7]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 23,494,082
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	397.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$23,494,082
Number of Holdings	9
Portfolio Turnover	397%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	52.1%
iShares 0-5 Year Investment Grade Corporate Bond ETF	20.3%
iShares 0-5 Year TIPS Bond ETF	8.1%
United States Treasury Notes	7.4%
Invesco Senior Loan ETF	6.6%
iShares 0-5 Year High Yield Corporate Bond ETF	5.6%
Mount Vernon Liquid Assets Portfolio, LLC	4.8%

Industry	(%)
Domestic Fixed Income Funds	40.6%
U.S. Treasury Notes	7.4%
Cash & Other	52.0%
[8],[9]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Flexible Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$32	0.64%
[10]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 500,368,657
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$500,368,657
Number of Holdings	28
Portfolio Turnover	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	12.6%
Stone Ridge Diversified Alternatives Fund	9.9%
Xtrackers USD High Yield Corporate Bond ETF	8.6%
iShares Broad USD High Yield Corporate Bond ETF	8.6%
Navigator Tactical Fixed Income Fund - Institutional Shares	5.4%
Eaton Vance Strategic Income Fund	5.1%
JPMorgan Short Duration Core Plus Fund	3.6%
Vanguard Market Neutral Fund	3.6%
Vanguard Long-Term Treasury ETF	3.6%
Schwab U.S. TIPS ETF	3.5%

Industry	(%)
Domestic Fixed Income Funds	62.9%
Alternative Funds	17.1%
Opportunistic Fixed Income Funds	13.7%
Emerging Markets Fixed Income Funds	2.7%
International Equity Funds	0.4%
Cash & Other	3.2%
[11],[12]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth Allocation Fund
Class Name	Service Shares
Trading Symbol	GPSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$35	0.64%
[13]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 1,490,459,571
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,490,459,571
Number of Holdings	27
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.4%
Schwab U.S. Large-Cap ETF	11.7%
Vanguard FTSE Developed Markets ETF	11.2%
Schwab U.S. Large-Cap Growth ETF	6.4%
American Funds - The Growth Fund of America	6.4%
iShares Core S&P Small-Cap ETF	6.3%
iShares Core MSCI Emerging Markets ETF	4.8%
iShares MSCI ACWI ETF	4.0%
Vanguard Russell 1000 Growth ETF	3.9%
AMCAP Fund	3.7%

Industry	(%)
Domestic Equity Funds	72.7%
International Equity Funds	19.0%
Emerging Market Equity Funds	4.8%
Real Estate Funds	2.6%
Cash & Other	0.9%
[14],[15]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth and Income Fund
Class Name	GuidePath Growth and Income Fund
Trading Symbol	GPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Growth and Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$41	0.79%
[16]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 119,329,192
Holdings Count | $ / shares	84
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$119,329,192
Number of Holdings	84
Portfolio Turnover	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Vanguard High Dividend Yield ETF	25.4%
Schwab U.S. Large-Cap ETF	21.8%
JPMorgan U.S. Government Money Market Fund	3.0%
AbbVie, Inc.	2.1%
Home Depot, Inc.	1.8%
Chevron Corp.	1.6%
Exxon Mobil Corp.	1.6%
Procter & Gamble Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Johnson & Johnson	1.4%

Top Sectors	(%)[3]
Health Care	9.5%
Consumer Staples	7.4%
Industrials	7.0%
Information Technology	6.4%
Financials	4.6%
Consumer Discretionary	4.6%
Energy	4.4%
Utilities	2.2%
Communication Services	1.8%
Cash & Other	52.1%
[17],[18],[19]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Income Fund
Class Name	GuidePath Income Fund
Trading Symbol	GPINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$39	0.76%
[20]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 92,117,703
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$92,117,703
Number of Holdings	7
Portfolio Turnover	186%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
iShares 5-10 Year Investment Grade Corporate Bond ETF	30.3%
iShares Core U.S. Aggregate Bond ETF	23.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	15.2%
iShares Preferred & Income Securities ETF	14.8%
VanEck Emerging Markets High Yield Bond ETF	13.6%
JPMorgan U.S. Government Money Market Fund	2.9%

Industry	(%)
Domestic Fixed Income Funds	81.8%
Emerging Markets Fixed Income Funds	15.2%
Cash & Other	3.0%
[21],[22]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Multi-Asset Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$34	0.66%
[23]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 107,351,240
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$107,351,240
Number of Holdings	44
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Schwab U.S. Dividend Equity ETF	9.3%
Vanguard International High Dividend Yield ETF	7.6%
iShares 0-5 Year High Yield Corporate Bond ETF	6.2%
Vanguard High-Yield Corporate Fund	5.9%
iShares International Select Dividend ETF	5.3%
Loomis Sayles Global Allocation Fund	5.1%
iShares Emerging Markets Dividend ETF	4.9%
Vanguard Long-Term Treasury ETF	3.8%
Vanguard High Dividend Yield ETF	3.7%
iShares Select Dividend ETF	3.6%

Industry	(%)
Domestic Fixed Income Funds	35.8%
Domestic Equity Funds	31.8%
International Equity Funds	16.3%
Multi-Asset Funds	5.1%
Emerging Market Equity Funds	4.8%
Real Estate Funds	2.1%
Emerging Markets Fixed Income Funds	1.7%
International Fixed Income Funds	1.3%
Cash & Other	1.1%
[24],[25]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Managed Futures Strategy Fund
Class Name	Service Shares
Trading Symbol	GPMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$74	1.53%
[26]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.53%
Material Change Date	Sep. 16, 2025
Net Assets	$ 282,363,805
Holdings Count | $ / shares	130
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$282,363,805
Number of Holdings	130
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
United States Treasury Bill	55.5%
JPMorgan U.S. Government Money Market Fund	8.0%
DNB Bank ASA	3.5%
Nordea Bank Abp	3.5%
Credit Agricole Corporate and Investment Bank	3.5%
Commonwealth Bank of Australia	3.2%
Westpac Banking Corp.	2.8%
MUFG Bank Ltd.	2.8%
Bank of America NA	1.8%
Mitsubishi Trust & Banking Corp.	1.8%

Security Type	(%)
U.S. Treasury Bills	55.5%
Certificates of Deposit	22.7%
Money Market Funds	8.0%
Commercial Paper	3.5%
Futures Contracts	2.0%
Forwards	-0.1%
Cash & Other	8.4%
[27],[28]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective September 16, 2025, Tansu Demirbilek was  added as a portfolio manager for the Fund. Additionally, John C. Perry, Ph.D. and Robert S. Rickard departed AlphaSimplex and are no longer serving as portfolio managers of the Fund.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Tactical Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$41	0.77%
[29]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 743,469,247
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$743,469,247
Number of Holdings	35
Portfolio Turnover	135%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
ProShares Ultra S&P500	21.5%
NVIDIA Corp.	5.0%
Meta Platforms, Inc.	3.5%
United Therapeutics Corp.	3.5%
Hartford Insurance Group, Inc.	3.3%
NRG Energy, Inc.	3.2%
Apple, Inc.	3.2%
Vistra Corp.	3.2%
Microsoft Corp.	3.1%
ProShares UltraPro S&P 500	3.1%

Top Sectors	(%)[3]
Financials	14.3%
Information Technology	13.5%
Communication Services	11.6%
Consumer Staples	7.6%
Utilities	6.8%
Consumer Discretionary	6.0%
Health Care	5.8%
Industrials	3.1%
Materials	1.6%
Cash & Other	29.7%
[30],[31],[32]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
1	Percentages are stated as a percent of net assets.

[3]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[4]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[5]
1	Percentages are stated as a percent of net assets.

[6]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[7]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[8]
1	Percentages are stated as a percent of net assets.

[9]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[10]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[11]
1	Percentages are stated as a percent of net assets.

[12]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[13]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[14]
1	Percentages are stated as a percent of net assets.

[15]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[16]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[17]
1	Percentages are stated as a percent of net assets.

[18]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[19]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[21]
1	Percentages are stated as a percent of net assets.

[22]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[23]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[24]
1	Percentages are stated as a percent of net assets.

[25]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[26]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[27]
1	Percentages are stated as a percent of net assets.

[28]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[29]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[30]
1	Percentages are stated as a percent of net assets.

[31]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[32]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.